DERIVATIVES AND HEDGING ACTIVITIES	6 Months Ended
Jun. 30, 2018
DERIVATIVES AND HEDGING ACTIVITIES [Abstract]
DERIVATIVES AND HEDGING ACTIVITIES
NOTE 4:-	DERIVATIVES AND HEDGING ACTIVITIES

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging" ("ASC 815"). ASC 815 requires the Company to present all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

According to ASC 815, for derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings.  The change in fair value of derivatives not designated as effective hedging instruments is recognized in earnings.

The Company entered into forward and option contracts primarily in order to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses, lease, and other operating expenses denominated in New Israeli Shekels ("NIS"). Generally, the Company’s hedging contracts are designated as effective cash flow hedges, as defined by ASC 815. As of June 30, 2018, the fair value of the Company's outstanding hedging contracts that were designated as hedging instruments was recorded as a liability of $177, included in the consolidated balance sheet within "Accrued expenses and other current liabilities". As of December 31, 2017, the fair value of the Company's outstanding hedging contracts that were designated as hedging instruments was recorded as an asset of $27, included in the consolidated balance sheet within "Other accounts receivable and prepaid expenses". The Company measured the fair value of these hedging contracts in accordance with ASC 820, and they were classified as Level 2. Net loss from hedging transactions recognized in financial expenses, net during the first six months of 2018 and 2017 was $18 and $2, respectively.

As of June 30, 2018 and December 31, 2017, the notional principal amount of the hedging contracts held by the Company was $8,077 and $3,327, respectively.

As of June 30, 2018, the fair value of the Company's outstanding derivative designated as effective cash flow hedging instruments was recorded as a liability of $164 and was included in the consolidated balance sheet within "Accrued expenses and other current liabilities".

As of December 31, 2017, the fair value of the Company's outstanding derivative designated as effective cash flow hedging instruments was recorded as an asset of $23 and was included in the consolidated balance sheet within "Other accounts receivable and prepaid expenses".

As of June 30, 2018, the fair value of the Company's outstanding hedging contracts that were not designated as effective hedging instruments was recorded as a liability of $13 and was included in the consolidated balance sheet within "Accrued expenses and other current liabilities".

As of December 31, 2017, the fair value of the Company's outstanding hedging contracts that were not designated as effective hedging instruments was recorded as an asset of $4 and was included in the consolidated balance sheet within "Other accounts receivable and prepaid expenses".